Annual Fund Operating Expenses - Davidson Intermediate Taxable ETF - Davidson Intermediate Taxable ETF Class	Oct. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.30%

[1]
(1) Under the Investment Advisory Agreement, Davidson Investment Advisors, Inc. (the “Adviser”) has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “1940 Act”).

[2]	(2) Estimated for the current fiscal year.